8. CRC Transferred to the State Government of Paraná (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfChangesInCrcLineItems [Line Items]
CRC transferred to the State Government of Paraná noncurrent	R$ 1,349,253	R$ 1,522,735
2019
DisclosureOfChangesInCrcLineItems [Line Items]
CRC transferred to the State Government of Paraná noncurrent	178,223
2020
DisclosureOfChangesInCrcLineItems [Line Items]
CRC transferred to the State Government of Paraná noncurrent	190,076
2021
DisclosureOfChangesInCrcLineItems [Line Items]
CRC transferred to the State Government of Paraná noncurrent	202,717
2022
DisclosureOfChangesInCrcLineItems [Line Items]
CRC transferred to the State Government of Paraná noncurrent	216,198
2023
DisclosureOfChangesInCrcLineItems [Line Items]
CRC transferred to the State Government of Paraná noncurrent	230,576
After 2023
DisclosureOfChangesInCrcLineItems [Line Items]
CRC transferred to the State Government of Paraná noncurrent	R$ 331,463